Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES:

	June 30, 2025	December 31, 2024
	U.S. dollars in thousands
Work in process	3,851	4,547
Finished goods	7,646	5,608
	11,497	10,155

Inventories write-downs amounted to $9 thousand and $300 thousand during the six months ended June 30, 2025, and 2024, respectively. Inventories write-downs amounted to $9 thousand and $32 thousand during the three months ended June 30, 2025, and 2024, respectively.

Inventories write-downs are recorded in cost of revenues.